3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Due from Customer Acceptances	$ 1,185,575
Allowance for Doubtful Accounts, Premiums and Other Receivables	(2,878)
Accounts receivable - trade	$ 1,182,697	$ 1,085,840